Scope of Consolidation - Magneti Marelli disposal (Details) - EUR (€) € in Millions	4 Months Ended
	May 02, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Line Items]
Intangible assets and goodwill		€ 14,299	€ 14,257
Property, plant and equipment		28,063	28,608
Cash and cash equivalents		13,914	€ 15,014	€ 15,406	€ 12,450
Borrowings		(20,452)
Assets and liabilities classified as held for sale [member]
Assets And Liabilities Classified As Held For Sale [Line Items]
Intangible assets and goodwill	€ 788
Property, plant and equipment	2,146
Loans and receivables	10
Cash and cash equivalents	426
Other assets	2,055
Borrowings	(782)	€ (67)
Trade and other payables	(1,942)
Other liabilities	(791)
Assets (liabilities)	1,910
Consideration paid (received)	5,812
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	(91)
Gain on sale attributable to FCA	€ 3,811